Other Income (Tables)	6 Months Ended
Mar. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	For the Six Month Ended March 31, 2025	For the Six Months March 31, 2024
	US$	US$
Gain from settlement of student-deposit refunds with Renda*	1,200,000	-
Gain from disposal of fixed assets	665,389	477,115
Others	25,451	16,439
Total	1,890,840	493,554

*	On March 1, 2025, the Company entered into an agreement with Renda whereby Renda assumed full responsibility for $1.2 million of student deposit refunds related to Miami University of Ohio (Regional Campuses), which were previously recorded in the Company's accounts payable. Under this agreement, Renda will process and fulfill all refund requests directly, relieving the Company of this financial obligation.